Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	jas_SupplementTextBlock
Janus Aspen Series

Global Technology Portfolio

Supplement dated January 28, 2015
to Currently Effective Prospectuses

Effective January 28, 2015, Global Technology Portfolio’s (the “Portfolio”) secondary benchmark index changed from the MSCI World Information Technology Index to the MSCI All Country World Information Technology Index.

The following information supplements the corresponding information found in the average annual total returns table for the Portfolio:

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	10 Years	Since Inception (1/18/00)

Global Technology Portfolio

MSCI All Country World Information Technology Index	26.51%	19.68%	6.41%	-1.89%
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

Please retain this Supplement with your records.

Global Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jas_SupplementTextBlock
Janus Aspen Series

Global Technology Portfolio

Supplement dated January 28, 2015
to Currently Effective Prospectuses

Effective January 28, 2015, Global Technology Portfolio’s (the “Portfolio”) secondary benchmark index changed from the MSCI World Information Technology Index to the MSCI All Country World Information Technology Index.

The following information supplements the corresponding information found in the average annual total returns table for the Portfolio:

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	10 Years	Since Inception (1/18/00)

Global Technology Portfolio

MSCI All Country World Information Technology Index	26.51%	19.68%	6.41%	-1.89%
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

Please retain this Supplement with your records.